Long-Term Debt - Schedule of Long Term Debt (Details) - USD ($)		12 Months Ended
	Aug. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2017	Sep. 30, 2016	Feb. 29, 2016
Debt Instrument [Line Items]
Total debt carrying value		$ 1,816,450,000	$ 994,000,000	$ 1,718,297,000
Less current portion of long-term debt		(1,816,450,000)	(8,225,000)	(11,000,000)
Long-term debt		0	$ 985,775,000	1,707,297,000
Predecessor Senior Notes | Senior Notes 9.125 Percent Due 2020
Debt Instrument [Line Items]
Total debt carrying value		$ 585,000,000		580,026,000
Debt interest rate	9.125%	9.125%
Effective interest rate		9.10%
Ascent Intercompany Loan | Promissory Note Due October 2020
Debt Instrument [Line Items]
Total debt carrying value		$ 12,000,000		12,000,000		$ 12,000,000
Effective interest rate		12.50%
Term Loan | Term Loan Due September 2022
Debt Instrument [Line Items]
Total debt carrying value		$ 1,075,250,000		1,059,598,000
Effective interest rate		8.60%
Term Loan | Term Loan Due September 2022 | LIBOR
Debt Instrument [Line Items]
Variable interest rate base floor	5.50%	5.50%
Floor on variable debt	1.00%	1.00%
Revolving Credit Facility | Revolving Credit Facility Due 2021
Debt Instrument [Line Items]
Total debt carrying value		$ 144,200,000		$ 66,673,000
Effective interest rate		4.80%
Variable interest rate base floor		4.00%
Borrowing capacity		$ 295,000,000			$ 295,000,000
Revolving Credit Facility | Revolving Credit Facility Due 2021 | LIBOR
Debt Instrument [Line Items]
Variable interest rate base floor		4.00%
Floor on variable debt		1.00%